SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2026
Supplemental Cash Flow Information
SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION

	For the years ended March 31,
	2026	2025	2024
	HK$	HK$	HK$

Cash paid during the year for:

Income taxes	-	-	-

Non-cash investing and financing transaction:
Extinguishment of loan by share issuance	18,720,000	-	-
Transfer deferred listing expenses to share premium	1,471,020	-	-
Forgiveness of directors’ remuneration	-	1,200,000	-
Early termination of lease	-	-	(1,204,245)
Issued share capital of consultancy fee	-	-	1,950,000
Forgiveness of amount due to a director	-	-	3,021,782
Additions of right-of-use assets and lease liabilities	624,735	-	-